Notes Receivable, net and Other (Other Consideration) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables with Imputed Interest [Line Items]
Imputed Interest Rate	7.00%	7.00%
Total	$ 4,781	$ 4,751
Future ownership rights of parking parcel
Receivables with Imputed Interest [Line Items]
Face amount	4,100	4,100
Imputed interest	219	72
Total	4,319	4,172
Free use of parking easement prior to development commencement
Receivables with Imputed Interest [Line Items]
Face amount	235	235
Accumulated amortization	(235)	(118)
Total	0	117
Reimbursement of parking fees while parking parcel is in development
Receivables with Imputed Interest [Line Items]
Face amount	462	462
Accumulated amortization	0	0
Total	$ 462	$ 462